SEGMENT REPORTING (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING CONSOLIDATED STATEMENTS OF OPERATIONS

In addition to the significant expense categories included within net loss presented on the Company’s consolidated statements of operations, see below for disaggregated amounts that comprise general and administrative expenses.

	Three months ended March 31, 2025	Three months ended March 31, 2024
Professional and consulting fees	1,222,673	523,624
Legal fees	212,935	84,653
Payroll and related taxes	3,556,648	470,853
Insurance	145,038	26,994
Marketing and events	315,326	11,356
Other	296,028	117,886
Total	5,748,648	1,235,366

In addition to the significant expense categories included within net loss presented on the Company’s consolidated statements of operations, see below for disaggregated amounts that comprise general and administrative expenses.

	Year ended	Period from March 16, 2023 (inception) through
	December 31, 2024	December 31, 2023
Professional and consulting fees	$4,455,225	$1,586,680
Legal and book-keeping services	1,134,778	347,835
Personnel and related taxes	10,951,854	443,672
Insurance	355,932	12,473
Marketing and advertisement	91,319	119,363
Other	983,720	165,675
Total general and administrative expenses	$17,972,828	$2,675,698